TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2022	2021

Trade receivables (gross)*	530	838
Expected credit losses	(84)	(159)
Trade receivables (net)	446	679

Other receivable, net of expected credit losses allowance	10	11
Total trade and other receivables	456	690
* Includes contract assets (unbilled receivables), see Note 3 for further details
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2022	2021

Balance as of January 1	159	225

Accruals for expected credit losses	44	35
Recoveries	(6)	(9)
Accounts receivable written off	(64)	(28)
Reclassifications	(4)	—
Reclassification as held for sale	(28)	(56)
Foreign currency translation adjustment	(15)	(4)
Other movements	(2)	(4)

Balance as of December 31	84	159
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Unbilled Receivables	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2022
Expected loss rate, %	0.0%	0.6%	15.4%	31.0%	97.1%
Trade receivables	37	356	39	29	69	530
Expected credit losses	—	(2)	(6)	(9)	(67)	(84)

Trade receivables, net	37	354	33	20	2	446

December 31, 2021
Expected loss rate, %	0.0%	1.8%	3.6%	33.3%	95.7%
Trade receivables	49	550	56	45	138	838
Expected credit losses	—	(10)	(2)	(15)	(132)	(159)

Trade receivables, net	49	540	54	30	6	679
ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced amounts less expected credit losses.
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized for all receivables measured at amortized cost at each reporting date. This means that an ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis. Refer to Note 18 for our credit risk management policy.